Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2025 [1]	Dec. 31, 2024
Non-Current Assets
Property, plant and equipment	€ 62,448	€ 67,848
Right-of-use assets	30,446	32,175
Intangible assets	71,755	76,101
Goodwill	10,803	11,178
Non-current financial assets	1,277	1,350
Tax credit receivables	3,752	6,047
Total Non-Current Assets	180,481	194,699
Current Assets
Inventories	56,606	70,082
Trade and other financial receivables	35,283	29,671
Other receivables	5,550	5,866
Other current financial assets	5,078	26,110
Other current assets and deferred charges	1,000	2,007
Advance payments	5,186	4,595
Cash and cash equivalents	27,304	20,036
Total Current Assets	136,007	158,367
Total Assets	316,488	353,066
Equity
Share capital	65,987	55,243
Share premium	3,825	531,113
Accumulated deficit	(63,770)	(569,175)
Other equity components	32,218	34,835
Foreign currency translation reserve	(2,989)	12,784
Total Equity attributable to owners of the Company	35,271	64,800
Non-controlling interest	867	(2,222)
Total equity	36,138	62,578
Non-Current Liabilities
Loans and borrowings	79,765	66,659
Lease liabilities	30,532	31,742
Provisions	2,626	3,064
Government grants	6,904	7,216
Deferred tax liabilities	2,814	3,412
Long term deferred income	5,152	2,644
Total Non-Current Liabilities	127,793	114,737
Current Liabilities
Loans and borrowings	101,780	131,810
Derivative warrants liabilities	869	2,168
Lease liabilities	4,314	4,664
Trade and other financial payables	37,426	29,052
Other payables	3,707	3,071
Provisions	2,086	2,349
Government grants	555	585
Contract liabilities	1,820	2,052
Total Current Liabilities	152,557	175,751
Total Liabilities	280,350	290,488
Total Equity and Liabilities	€ 316,488	€ 353,066

[1]	Unaudited